Investment Objectives and Goals	Jun. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500® No Dividend Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide the total return, before fees and expenses, of the S&P 500® Index while seeking to avoid making dividend or distribution payments.